Provision (Benefit) for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [Abstract]
Provision (benefit) at statutory rate	$ 224	$ 69	$ 187
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	29	(73)	(117)
Federal Tax Reform rate change	0	0	(1,932)
State income taxes (net of federal benefit)	74	(10)	(17)
State deferred income tax rate change	0	38	26
Foreign operations – net (including tax effect of Canadian Sale)	2	0	(127)
Federal valuation allowance	3	105	0
Other – net	3	9	6
Provision (benefit) for income taxes	$ 335	$ 138	$ (1,974)